CONVERTIBLE NOTES PAYABLE (Details) (USD $)	6 Months Ended		12 Months Ended							0 Months Ended		0 Months Ended		0 Months Ended					0 Months Ended				1 Months Ended			1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Aug. 06, 2012	Jul. 06, 2012	Mar. 14, 2012	Jan. 26, 2012	Jan. 18, 2012	Oct. 04, 2011	Oct. 04, 2011 Extinguished Convertible Note Payable One [Member]	Feb. 14, 2011 Extinguished Convertible Note Payable One [Member]	Oct. 04, 2011 Extinguished Convertible Note Payable Two [Member]	Jun. 23, 2011 Extinguished Convertible Note Payable Two [Member]	Jan. 18, 2012 Extinguished Convertible Note Payable Three [Member]	Jul. 06, 2012 Extinguished Convertible Note Payable Four [Member]	Sep. 30, 2012 Extinguished Convertible Note Payable Four [Member]	Mar. 31, 2012 Extinguished Convertible Note Payable Four [Member]	Jan. 16, 2012 Extinguished Convertible Note Payable Four [Member]	Jul. 06, 2012 Extinguished Convertible Note Payable Five [Member]	Sep. 30, 2012 Extinguished Convertible Note Payable Five [Member]	Mar. 31, 2012 Extinguished Convertible Note Payable Five [Member]	Jan. 16, 2012 Extinguished Convertible Note Payable Five [Member]	May 30, 2012 Convertible Note One [Member]	Sep. 30, 2012 Convertible Note One [Member]	Mar. 31, 2012 Convertible Note One [Member]	May 30, 2012 Convertible Note Two [Member]	Sep. 30, 2012 Convertible Note Two [Member]	Mar. 31, 2012 Convertible Note Two [Member]
Debt Instrument [Line Items]
Amount of debt converted into shares										$ 250,000		$ 100,000		$ 150,000	$ 250,000				$ 250,000
Issuance of common stock for conversion of accrued interest	27,739		23,068							15,890.41		2,821.92		4,356	15,959				11,781
Shares issued for conversion of notes payable										1,000,000		400,000		617,425	319,607				314,586
Shares issued for interest										63,561		11,288
Common stock issued, price per share			$ 1.39	$ 0.46875	$ 0.832143	$ 1.39	$ 1.5	$ 0.25	$ 0.25	$ 0.25		$ 0.25		$ 0.25	$ 0.83				$ 0.83
Convertible notes payable	400,000		700,000														250,000				250,000			200,000	200,000		200,000
Amount of debt principle											250,000		100,000	150,000				250,000				250,000	200,000			200,000
Debt interest rate											10.00%		10.00%	10.00%				10.00%				10.00%	10.00%			10.00%
Minimum gross proceeds from private placement to convert debt															$ 100,000				$ 100,000				$ 100,000			$ 100,000